Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31
	2020	2021	2022
Time charter revenues	9,669,520	10,813,545	26,331,752
Bareboat revenues	2,967,678	2,717,105	1,906,328
Voyage charter revenues	7,626,883	3,679,869	67,957,871
Other income	37,971	152,150	823,927

Total	20,302,052	17,362,669	97,019,878